Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Share Options Activity

The following table illustrates the summary of share options activity.

	Periods ended June 30, 2026
	Number of options (’000)	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As at January 1, 2026	14,305	5.57	7.37	86,748
Granted	703	9.99
Exercised(1)	(616)	4.06
Forfeited	(363)	7.58
As at June 30, 2026	14,029	5.80	7.23	144,073
Vested and exercisable at June 30, 2026	8,248	4.15

	Periods ended June 30, 2025
	Number of options (’000)	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As at January 1, 2025	13,866	4.36	7.87	240,019
Granted	915	14.93
Exercised(1)	(536)	3.11
Forfeited	(79)	5.27
As at June 30, 2025	14,166	5.09	7.58	95,000
Vested and exercisable at June 30, 2025	7,139	3.74

(1)	The total proceeds received from the exercised shares under the 2023 Plan during the six months ended June 30, 2026 and 2025 was approximately US$2.5 million and US$1.7 million, respectively.

Schedule of Restricted Share Units Activity

The following table illustrates a summary of restricted share units activity.

	Six months ended June 30, 2026
	Number of restricted share units (’000)	Weighted- Average Grant Date Fair Value Per Share (US$)
As at January 1, 2026	-	-
Granted	255	10.29
Vested	-	-
Forfeited	-	-
As at June 30, 2026	255	10.29

Schedule of Expense Recognized for Share Awards

The expense recognized for share awards during the six months ended June 30, 2026 and 2025 was approximately US$13.5 million and US$20.6 million, respectively. The breakdown is as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Cost of revenue	1,154	1,335
Selling expenses	236	596
General and administrative expenses	4,162	5,956
Research and development expenses	7,975	12,687
Total	13,527	20,574

Schedule of Fair Value of the Share Awards	The following table provides the inputs range to the model used for determining the value of the grant for the six months ended June 30, 2026 and 2025:

	Periods ended June 30,
In thousands of USD	2026	2025
Dividend yield (%)	-	-
Expected volatility (%)	118% - 119%	117% - 119%
Risk-free interest rate (%)	4.19% - 4.33%	4.17% - 4.58%
Exercise multiple	2.20	2.20 – 2.80